Condensed Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Loss for the period	$ (27,654,612)	$ (12,147,008)
Adjustments for:
Depreciation of property and equipment	248,865	241,107
Depreciation of right-of-use assets	60,540	73,416
Amortization of intangible assets	2,358,634	1,653,584
Gain from the termination of contract		(196,396)
Finance costs	66,111	84,042
Finance income	(188,881)	(5,234)
Provision for employees’ end of service benefits	441,484	267,281
Change in fair value of warrant liabilities	(221,413)	208,383
Reversal for share-based payments	(142,967)	(148,495)
Allowance for estimated credit loss	196,953	345,157
Share of loss of a joint venture	265,096	126,844
Taxes		295,018
Government grants revenue	(871,385)	(1,431,490)
Write-off of intangible assets	16,874
Liquidation of investment in a joint venture	354,594
Impairment of goodwill	600,000
Total adjustments to reconcile profit (loss)	(24,470,107)	(10,633,791)
Working capital changes:
Trade and other receivables	(4,264,873)	1,038,251
Amount due from related parties	(1,010,108)	(26,751)
Contract assets	(6,611,700)	321,078
Trade and other payables	(615,959)	7,619,751
Contract liabilities	2,581,530	(564,980)
Amount due to shareholders and related parties	11,745,349	1,365,388
Cash flow from used in operations	(22,645,868)	(881,054)
Income tax paid	(156,191)	(722,005)
End of service benefits paid	(17,231)	(61,122)
Net cash flows used in operating activities	(22,819,290)	(1,664,181)
INVESTING ACTIVITIES
Purchase of property and equipment	(11,775)	(4,112)
Additions of intangible assets	(237,539)	(1,106,175)
Net cash flows used in investing activities	(249,314)	(1,110,287)
FINANCING ACTIVITIES
Payments of lease liabilities	(78,620)	(114,083)
Proceeds from acquisition of assets	41,499,983
Receipt of government grants	1,122,324	1,097,404
Proceeds from issuance of private warrants	1,025,749
Finance costs paid	(40,775)	(62,995)
Finance income received	188,881	5,234
Net cash flows from financing activities	43,717,542	925,560
INCREASE/ (DECREASE) IN CASH AND CASH EQUIVALENTS	20,648,938	(1,848,908)
Cash and cash equivalents at January 1	6,231,685	3,113,331
CASH AND CASH EQUIVALENTS AT PERIOD END	26,880,623	1,264,423
Supplementary cash flow information on non-cash investing and financing activities
Addition of long-term lease	186,599
Termination of outstanding payable in relation to written-off intangible assets		5,250,000
Intangible assets recognized upon acquisition of assets	$ 95,000,000